Income Taxes - Significant components of deferred tax assets and liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	$ 5,448,000	$ (18,694,000)
Deferred tax assets	937,579,000	936,678,000
Deferred tax liabilities	0	0
Net deferred tax asset	937,579,000	936,678,000	$ 956,376,000
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	82,677,000	(38,389,000)
Net deferred tax assets	363,468,000	280,798,000
Provision for reclamation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(14,509,000)	28,628,000
Net deferred tax assets	207,633,000	222,142,000
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	2,489,000	4,071,000
Net deferred tax assets	6,559,000	4,071,000
Net deferred tax liabilities	0	0
Foreign exploration and development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(812,000)	2,000
Net deferred tax assets	4,457,000	5,269,000
Income tax losses (gains) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(80,802,000)	(7,629,000)
Net deferred tax assets	301,910,000	382,712,000
Defined benefit plan actuarial losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax assets	8,126,000	9,410,000
Long-term investments and other, deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	16,405,000	(5,678,000)
Net deferred tax assets	45,426,000	32,276,000
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	5,448,000	(18,995,000)
Net deferred tax assets	937,579,000	936,678,000
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	(301,000)
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	(301,000)
Net deferred tax liabilities	$ 0	$ 0